Credit Facility (Narrative) (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 13, 2018	Jan. 26, 2018	Dec. 31, 2018	Apr. 30, 2015
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 30,000
Term Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 60,000
Borrowings, maturity			April 1, 2019
Secured bank loans received				$ 40,000
Borrowings, interest rate basis			Interest on the Credit Facility was calculated using the one, two, three, or six-month US$ LIBOR rates plus a graduated margin based on the Company's leverage ratio, as defined in the Credit Facility. Interest was payable one month in arrears.
Amended Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity		four
Upfront lenders fee and transactions cost		$ 793
Amended Credit Facility [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		2.5%
Amended Credit Facility [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		3.5%
Revolving Credit Facility [member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 40,000
Non-Revolving Credit Facility [Member] | Entering into significant commitments or contingent liabilities [member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 80,000
Third Amendment and Restated Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 110,000
Upfront lenders fee and transactions cost	545
Additional amount in revolving facility	$ 30,000